Other assets - Qualified Affordable Housing Project Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Qualified affordable housing project investments	$ 1,153	$ 1,145
Qualified affordable housing project investments, commitment	543	514
Qualified affordable housing project commitment - 2022	224
Qualified affordable housing project commitment - 2023	195
Qualified affordable housing project commitment - 2024	97
Qualified affordable housing project commitment - 2025	2
Qualified affordable housing project commitment - 2026	1
Qualified affordable housing project commitment - 2027 and thereafter	24
Tax credits and other tax benefits	148	137	$ 148
Amortization expense included in the provision for income taxes	$ 124	$ 113	$ 121